Document and Entity Information	Jul. 19, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jul. 19, 2022
Entity Registrant Name	FAZE HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40083
Entity Tax Identification Number	84-2081659
Entity Address, Address Line One	720 N. Cahuenga Blvd.
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90038
City Area Code	818
Local Phone Number	688-6373
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of FaZe Holdings Inc., a Delaware corporation (the “Company”), filed on July 22, 2022 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).This Amendment No. 1 is being filed solely for the purpose of amending the historical financial statements provided under Item 9.01(a) in the Original Report to include (i) the unaudited condensed consolidated financial statements of FaZe Clan Inc., a Delaware limited liability company (“Legacy FaZe”), as of June 30, 2022 and for the six months ended June 30, 2022 and 2021 and (ii) the related Management’s Discussion and Analysis of Financial Condition and Results of Operations of Legacy FaZe for the six months ended June 30, 2022 and 2021.This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Entity Central Index Key	0001839360
Common stock, par value $0.0001 per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FAZE
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock
Trading Symbol	FAZEW
Security Exchange Name	NASDAQ